Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 110,967	$ 85,637
Allowance for doubtful accounts	(25,348)
Accounts receivable, net	$ 85,619	$ 85,637